Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	As of December 31, 2025 and 2024, accrued expenses and other current liabilities consisted of the following.
	2025	2024

Payroll	$120,416	$119,407
Other	27,926	11,284
Total	$148,342	$130,691